CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenue, net of value-added tax and related surcharges:
Total net revenue	¥ 16,635,645	$ 2,610,495	¥ 13,563,954	¥ 9,219,847
Operating costs and expenses:
Facilitation, origination and servicing (including costs charged by related parties of RMB 47,203, RMB 93,178 and RMB 142,325 for the years ended December 31, 2019, 2020 and 2021, respectively)	2,252,157	353,413	1,600,564	1,083,372
Funding costs	337,426	52,950	595,623	344,999
Sales and marketing (including expenses charged by related parties of RMB 57,319, RMB 40,030 and RMB 367,320 for the years ended December 31, 2019, 2020 and 2021, respectively)	2,090,374	328,025	1,079,494	2,851,519
General and administrative (including expenses charged by related parties of RMB 24,540, RMB 10,673 and RMB 13,409 for the years ended December 31, 2019, 2020 and 2021, respectively)	557,295	87,452	455,952	428,189
Provision for loans receivable	965,419	151,495	698,701	486,991
Provision for financial assets receivable (including provision generated from related parties of RMB 15,236, RMB 26,337 and RMB 807 for the years ended December 31, 2019, 2020 and 2021, respectively)	243,946	38,280	312,058	166,176
Provision for accounts receivable and contract assets (including provision charged by related parties of RMB 35,276, RMB 75,070 and RMB 124,095 for the years ended December 31, 2019, 2020 and 2021, respectively)	324,605	50,938	237,277	230,280
Provision for contingent liabilities	3,078,224	483,041	4,794,127
Expense on guarantee liabilities (including provision charged by related parties of RMB 67,587 for the year ended December 31, 2019) | ¥				734,730
Total operating costs and expenses	9,849,446	1,545,594	9,773,796	6,326,256
Income from operations	6,786,199	1,064,901	3,790,158	2,893,591
Interest (expense) income, net	126,256	19,812	77,169	(41,707)
Foreign exchange (loss) gain	35,549	5,578	101,534	(24,875)
Investment income	10,115	1,587
Other income, net	64,590	10,136	112,884	140,278
Income before income tax expense	7,022,709	1,102,014	4,081,745	2,967,287
Income tax expense	(1,258,196)	(197,438)	(586,036)	(465,983)
Net income	5,764,513	904,576	3,495,709	2,501,304
Net loss attributable to non-controlling interests	17,212	2,701	897	291
Net income attributable to ordinary shareholders of the Company	¥ 5,781,725	$ 907,277	¥ 3,496,606	¥ 2,501,595
Net income per ordinary share attributable to ordinary shareholders of 360 DigiTech, Inc.
Basic | (per share)	¥ 18.82	$ 2.95	¥ 11.72	¥ 8.66
Diluted | (per share)	¥ 17.99	$ 2.82	¥ 11.40	¥ 8.31
Weighted average shares used in calculating net income per ordinary share
Basic (in shares)	307,265,600	307,265,600	298,222,207	288,827,604
Diluted (in shares)	321,397,753	321,397,753	306,665,099	300,938,470
ADS
Net income per ordinary share attributable to ordinary shareholders of 360 DigiTech, Inc.
Basic | (per share)	¥ 37.64	$ 5.90	¥ 23.44	¥ 17.32
Diluted | (per share)	¥ 35.98	$ 5.64	¥ 22.80	¥ 16.62
Credit driven services
Revenue, net of value-added tax and related surcharges:
Total net revenue	¥ 10,189,167	$ 1,598,902	¥ 11,403,675	¥ 8,013,391
Loan facilitation and servicing fees-capital heavy
Revenue, net of value-added tax and related surcharges:
Total net revenue	2,326,027	365,004	4,596,555	6,273,131
Financing income
Revenue, net of value-added tax and related surcharges:
Total net revenue	2,184,128	342,737	2,184,180	1,309,616
Releasing of guarantee liabilities
Revenue, net of value-added tax and related surcharges:
Total net revenue	5,583,135	876,116	4,506,935	285,407
Other services fees.
Revenue, net of value-added tax and related surcharges:
Total net revenue	95,877	15,045	116,005	145,237
Platform services
Revenue, net of value-added tax and related surcharges:
Total net revenue	6,446,478	1,011,593	2,160,279	1,206,456
Loan facilitation and servicing fees-capital light
Revenue, net of value-added tax and related surcharges:
Total net revenue	5,677,941	890,993	1,826,654	814,581
Referral services
Revenue, net of value-added tax and related surcharges:
Total net revenue	620,317	97,341	265,300	375,551
Other services fees
Revenue, net of value-added tax and related surcharges:
Total net revenue	¥ 148,220	$ 23,259	¥ 68,325	¥ 16,324